Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9 — RELATED PARTY TRANSACTIONS

On December 7, 2020, the Company entered into an Equity Purchase Agreement with Purnovate, LLC to purchase all of the outstanding membership interests of Purnovate from the members of Purnovate (the “Members”), such that after the acquisition, Purnovate would be a wholly owned subsidiary of Adial. The Company’s Chief Executive Officer and board member, William B. Stilley, and another Adial board member, James W. Newman, Jr. were, directly or indirectly, The Members. Messrs. Stilley and Newman agreed to sell their membership interests on the same terms as the other Members, except that Mr. Stilley is subject to a two (2) year lock up with respect to the sale and transfer of the stock consideration that he receives so long as his employment has not been terminated by the Company without cause prior to the end of such period. Mr. Stilley owned approximately 28.7% of the membership interest of Purnovate and Mr. Newman controlled two entities that, together, own less than 1% of the membership interests of Purnovate. As a result of the foregoing, the Company formed a Special Committee of independent members of its Board of Directors to review and negotiate the acquisition terms. On January 26, 2021 the acquisition was consummated, and Messrs. Stilley and Newman sold all of their membership interests in Purnovate to the Company (see Note 4).

On March 11, 2021, the Company entered into Securities Purchase Agreements (the “March 2021 SPAs”) with each of Bespoke, three entities controlled by Mr. Newman, and Keystone Capital Partners, LLC (“Keystone”), pursuant to which: (i) Bespoke Growth Partners, Inc. (“Bespoke”) a company controlled by Mark Peikin, the Company’s Chief Strategy Officer who is not an executive officer, agreed to purchase an aggregate of 336,667 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $1,010,001; (ii) Mr. Newman agreed to purchase an aggregate of 30,000 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $90,000; and (iii) Keystone agreed to purchase an aggregate of 333,334 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $1,000,002. During the year ended December 31, 2021, the Company issued 700,001 shares of common stock for total proceeds of $2,100,003. The shares sold pursuant to the March 2021 SPAs were registered though a registration statement on Form S-3 that was filed with the SEC on April 20, 2021 and declared effective on May 26, 2021.

On July 6, 2021, the Company entered into Securities Purchase Agreements, dated July 6, 2021 (the “June 2021 SPAs”), with three pre-existing investors for an aggregate investment of $5,000,004 in consideration of the purchase by such investors of an aggregate of 1,666,667 shares of the Company’s common stock at a purchase price of $3.00 per share. June 2021 SPAs were entered with each of Bespoke , Keystone, and Richard Gilliam, a private investor (“Gilliam”) (collectively, the “Investors,” and each an “Investor”), pursuant to which: (i) Bespoke agreed to purchase an aggregate of 833,334 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $2,500,002; (ii) Keystone agreed to purchase an aggregate of 500,000 shares of the Company’s common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $1,500,000; and (iii) Gilliam agreed to purchase an aggregate of 333,334 shares of the Company’s common stock at a purchase price of $3.00 per share for gross proceeds of $1,000,002. The shares sold pursuant to the SPAs were registered though a registration statement on Form S-3 that was filed with the SEC on July 20, 2021 and declared effective on July 29, 2021.

On October 5, 2021, the Company released 200,000 shares of its common stock and 150,000 warrants, expiring July 31, 2023 and exercisable at $6.25 per share, beneficially owned by Dr. Bankole Johnson, the Company’s Chief Medical Officer, from the Lock-Up Agreement by and between the Company and Dr. Johnson, dated December 12, 2019, as amended, and the related Pledge and Security Agreement, by and between the Company and Dr. Johnson, dated December 12, 2019, to permit the sale of such shares and warrants to Bespoke Growth Partners, Inc. in a private transaction.

On November 9, 2021, the Company entered into a Securities Purchase Agreement (the “November 2021 SPA”) with Bespoke. Pursuant to the terms of the November 2021 SPA, Bespoke agreed to purchase up to 200,000 shares of common stock of the Company at a price of $4.00 per share for an aggregate investment of $800,000. The shares sold pursuant to the were registered though a registration statement on Form S-3 that was filed with the SEC and was declared effective on December 17, 2021.

See Note 11 for related party vendor, consulting, and lease agreements.